Fundamental Investors®
Investment portfolio
September 30, 2019
unaudited
Common stocks 94.80% Information technology 21.65%	Shares	Value (000)
Microsoft Corp.	39,102,600	$5,436,434
Broadcom Inc.	11,332,200	3,128,480
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	172,768,000	1,513,034
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,798,000	130,051
Intel Corp.	29,415,300	1,515,770
ASML Holding NV	4,680,636	1,159,352
ASML Holding NV (New York registered)	1,260,100	313,034
Samsung Electronics Co., Ltd.	21,885,000	897,429
Texas Instruments Inc.	6,697,700	865,611
Mastercard Inc., Class A	2,400,000	651,768
Visa Inc., Class A	3,541,400	609,156
QUALCOMM Inc.	5,968,300	455,262
ServiceNow, Inc.[2]	1,580,350	401,172
Autodesk, Inc.[2]	2,480,000	366,296
Advanced Micro Devices, Inc.[2]	12,000,000	347,880
Applied Materials, Inc.	6,683,434	333,503
TE Connectivity Ltd.	3,446,319	321,128
SAP SE	2,500,000	293,960
Apple Inc.	1,138,600	255,012
Micron Technology, Inc.[2]	5,708,000	244,588
SK hynix, Inc.	3,545,000	243,614
Analog Devices, Inc.	2,138,300	238,912
FleetCor Technologies, Inc.[2]	743,000	213,078
Dell Technologies Inc., Class C2	3,500,000	181,510
Intuit Inc.	500,000	132,970
Symantec Corp.	5,353,079	126,493
HubSpot, Inc.[2]	722,300	109,508
LiveRamp Holdings, Inc.[2]	2,480,700	106,571
Keyence Corp.	170,000	105,184
Global Payments Inc.	590,000	93,810
RingCentral, Inc., Class A2	727,000	91,355
Arista Networks, Inc.[2]	347,000	82,905
HP Inc.	4,143,281	78,391
Tokyo Electron Ltd.	400,000	76,079
DocuSign, Inc.[2]	1,200,000	74,304
NetApp, Inc.	1,360,000	71,414
Smartsheet Inc., Class A2	1,935,000	69,718
Adobe Inc.[2]	248,000	68,510
Paycom Software, Inc.[2]	200,000	41,898
Lam Research Corp.	173,200	40,028
KLA Corp.	235,000	37,471
ON Semiconductor Corp.[2]	1,739,900	33,423
Micro Focus International PLC	1,442,342	20,160
Datadog, Inc., Class A2	499,800	16,948
Jack Henry & Associates, Inc.	65,000	9,488
		21,602,662
Fundamental Investors — Page 1 of 9

unaudited
Common stocks (continued) Financials 12.22%	Shares	Value (000)
Berkshire Hathaway Inc., Class A2	7,990	$2,491,538
JPMorgan Chase & Co.	12,616,800	1,484,871
Capital One Financial Corp.	8,991,900	818,083
CME Group Inc., Class A	3,582,500	757,126
Citigroup Inc.	8,991,300	621,119
Discover Financial Services	7,455,000	604,526
Wells Fargo & Co.	10,815,000	545,509
The Blackstone Group Inc., Class A	9,467,040	462,370
Chubb Ltd.	2,525,000	407,636
PNC Financial Services Group, Inc.	2,683,900	376,175
Intercontinental Exchange, Inc.	4,004,500	369,495
Goldman Sachs Group, Inc.	1,770,000	366,797
Legal & General Group PLC	109,784,921	335,305
BlackRock, Inc.	689,600	307,313
SunTrust Banks, Inc.	3,698,500	254,457
CIT Group Inc.[3]	5,170,000	234,253
HDFC Bank Ltd.	11,081,000	191,923
BNP Paribas SA	3,841,200	187,021
Arch Capital Group Ltd.[2]	4,351,776	182,688
First Republic Bank	1,847,448	178,648
Apollo Global Management, Inc., Class A	3,924,500	148,425
T. Rowe Price Group, Inc.	1,250,000	142,812
Zurich Insurance Group AG	286,551	109,676
Bank of New York Mellon Corp.	2,000,300	90,434
Hong Kong Exchanges and Clearing Ltd.	3,077,600	90,313
Moody’s Corp.	390,000	79,884
Aon PLC, Class A	410,000	79,364
Kotak Mahindra Bank Ltd.	3,315,000	76,922
AIA Group Ltd.	5,878,800	55,542
Ares Management Corp., Class A	1,661,300	44,539
SVB Financial Group[2]	180,000	37,611
State Street Corp.	590,000	34,922
CenterState Bank Corp.	1,276,700	30,622
		12,197,919
Health care 11.96%
UnitedHealth Group Inc.	10,357,126	2,250,811
Boston Scientific Corp.[2]	20,840,000	847,980
Merck & Co., Inc.	9,906,600	833,938
Regeneron Pharmaceuticals, Inc.[2]	2,681,500	743,848
Thermo Fisher Scientific Inc.	2,414,500	703,271
Cigna Corp.	3,706,972	562,681
Pfizer Inc.	15,038,000	540,315
Centene Corp.[2]	11,838,764	512,145
Humana Inc.	1,612,000	412,140
Vertex Pharmaceuticals Inc.[2]	2,236,827	378,963
Johnson & Johnson	2,291,500	296,474
Gilead Sciences, Inc.	4,660,000	295,351
AstraZeneca PLC	3,251,900	290,322
CVS Health Corp.	4,253,481	268,267
Bristol-Myers Squibb Co.	5,200,000	263,692
Molina Healthcare, Inc.[2]	2,253,000	247,199
Anthem, Inc.	944,200	226,703
Eli Lilly and Co.	1,947,600	217,800
Daiichi Sankyo Co., Ltd.	3,415,000	214,896
Fundamental Investors — Page 2 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Danaher Corp.	1,344,800	$194,230
ResMed Inc.	1,365,000	184,425
Seattle Genetics, Inc.[2]	2,090,600	178,537
Bluebird Bio, Inc.[2]	1,894,600	173,962
Illumina, Inc.[2]	545,000	165,800
Biogen Inc.[2]	635,000	147,841
Abbott Laboratories	1,657,400	138,675
Neurocrine Biosciences, Inc.[2]	1,009,400	90,957
Edwards Lifesciences Corp.[2]	367,100	80,729
Notre Dame Intermédica Participações SA	5,490,000	71,681
Sage Therapeutics, Inc.[2]	505,970	70,983
AbbVie Inc.	891,900	67,535
Ultragenyx Pharmaceutical Inc.[2]	1,401,125	59,940
Incyte Corp.[2]	672,900	49,949
Allakos Inc.[2]	595,244	46,804
GlaxoSmithKline PLC	1,421,600	30,494
Novo Nordisk A/S, Class B	461,556	23,728
Teva Pharmaceutical Industries Ltd. (ADR)[2]	3,148,000	21,658
WellCare Health Plans, Inc.[2]	60,000	15,550
BioMarin Pharmaceutical Inc.[2]	176,300	11,883
		11,932,157
Industrials 11.46%
Boeing Co.	5,515,800	2,098,596
TransDigm Group Inc.	2,104,800	1,095,906
Airbus SE, non-registered shares	7,855,568	1,020,611
Parker-Hannifin Corp.	4,650,000	839,837
Deere & Co.	4,622,700	779,757
Union Pacific Corp.	4,510,000	730,530
CSX Corp.	9,106,915	630,836
MTU Aero Engines AG	1,421,201	377,656
Honeywell International Inc.	2,175,051	368,019
Northrop Grumman Corp.	958,200	359,124
Emerson Electric Co.	5,000,000	334,300
Johnson Controls International PLC	7,052,000	309,512
Safran SA	1,951,502	307,251
Rockwell Automation	1,800,000	296,640
United Parcel Service, Inc., Class B	2,400,000	287,568
Westinghouse Air Brake Technologies Corp.	3,847,662	276,493
Armstrong World Industries, Inc.	2,187,419	211,523
Lockheed Martin Corp.	502,000	195,810
Norfolk Southern Corp.	1,033,000	185,589
FedEx Corp.	759,500	110,560
Waste Management, Inc.	939,000	107,985
Grafton Group PLC, units	11,328,532	105,860
Caterpillar Inc.	800,289	101,085
United Technologies Corp.	573,000	78,226
Waste Connections, Inc.	750,000	69,000
Edenred SA	1,201,000	57,637
RELX PLC	1,970,000	46,809
Alaska Air Group, Inc.	470,200	30,521
General Electric Co.	2,841,600	25,404
		11,438,645
Fundamental Investors — Page 3 of 9

unaudited
Common stocks (continued) Communication services 10.65%	Shares	Value (000)
Facebook, Inc., Class A2	13,187,400	$2,348,412
Charter Communications, Inc., Class A2	5,004,300	2,062,372
Alphabet Inc., Class C2	1,195,901	1,457,803
Alphabet Inc., Class A2	402,600	491,631
Comcast Corp., Class A	27,577,373	1,243,188
Netflix, Inc.[2]	4,003,700	1,071,470
Activision Blizzard, Inc.	12,719,569	673,120
Walt Disney Co.	3,000,000	390,960
T-Mobile US, Inc.[2]	3,221,040	253,721
WPP PLC	11,500,000	143,944
Verizon Communications Inc.	2,200,000	132,792
Yandex NV, Class A2	3,000,000	105,030
Tencent Holdings Ltd.	1,364,800	57,499
HUYA, Inc. (ADR)[2]	2,184,423	51,640
SoftBank Group Corp.	1,300,000	50,978
CBS Corp., Class B	1,149,127	46,390
Pinterest, Inc., Class A2	1,425,200	37,697
Adevinta ASA, Class B2	973,961	11,262
		10,629,909
Consumer discretionary 8.29%
Amazon.com, Inc.[2]	1,277,300	2,217,278
Home Depot, Inc.	7,089,000	1,644,790
NIKE, Inc., Class B	8,440,000	792,685
Marriott International, Inc., Class A	3,651,551	454,143
Target Corp.	4,000,000	427,640
Booking Holdings Inc.[2]	193,484	379,734
General Motors Co.	9,835,000	368,616
Industria de Diseño Textil, SA	9,200,000	284,782
Domino’s Pizza, Inc.	1,109,000	271,250
LVMH Moët Hennessy-Louis Vuitton SE	657,841	261,459
Wynn Resorts, Ltd.	1,980,000	215,266
Galaxy Entertainment Group Ltd.	24,606,000	153,048
MGM Resorts International	5,500,000	152,460
Restaurant Brands International Inc.	2,000,000	142,280
Ross Stores, Inc.	660,000	72,501
Prosus NV2	970,000	71,206
GVC Holdings PLC	5,420,000	49,541
Las Vegas Sands Corp.	850,000	49,096
Valeo SA, non-registered shares	1,455,000	47,180
Naspers Ltd., Class N	297,000	45,007
Wyndham Hotels & Resorts, Inc.	745,100	38,551
EssilorLuxottica	264,703	38,156
Meituan Dianping, Class B2	3,630,000	37,098
Samsonite International SA	16,674,000	35,315
Carnival Corp., units	550,200	24,049
		8,273,131
Consumer staples 6.87%
Philip Morris International Inc.	15,373,000	1,167,272
British American Tobacco PLC	28,809,400	1,065,335
Altria Group, Inc.	22,983,886	940,041
Anheuser-Busch InBev SA/NV	6,166,000	587,518
Keurig Dr Pepper Inc.	20,537,121	561,074
Walmart Inc.	3,800,000	450,984
Fundamental Investors — Page 4 of 9

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Costco Wholesale Corp.	1,277,100	$367,945
Nestlé SA	3,285,000	356,395
Procter & Gamble Co.	2,400,000	298,512
The Estée Lauder Companies Inc., Class A	1,300,000	258,635
Mondelez International, Inc.	3,900,000	215,748
Coca-Cola Co.	3,500,000	190,540
Coca-Cola European Partners PLC	2,515,000	139,457
Sysco Corp.	1,170,000	92,898
Conagra Brands, Inc.	1,755,000	53,843
Church & Dwight Co., Inc.	650,000	48,906
Constellation Brands, Inc., Class A	197,000	40,834
Reckitt Benckiser Group PLC (ADR)	930,600	14,787
		6,850,724
Energy 4.77%
Enbridge Inc. (CAD denominated)	18,784,954	659,320
Royal Dutch Shell PLC, Class B	10,872,720	320,311
Royal Dutch Shell PLC, Class B (ADR)	4,972,594	297,858
Royal Dutch Shell PLC, Class A (GBP denominated)	165,244	4,844
Baker Hughes, a GE Co., Class A	19,868,600	460,951
Chevron Corp.	3,826,137	453,780
Suncor Energy Inc.	10,493,740	331,006
BP PLC	50,000,000	317,101
Exxon Mobil Corp.	4,085,300	288,463
Occidental Petroleum Corp.	5,483,000	243,829
ConocoPhillips	3,895,700	221,977
Concho Resources Inc.	2,566,403	174,259
Keyera Corp.	6,937,000	168,444
Murphy Oil Corp.	6,781,900	149,948
Diamondback Energy, Inc.	1,549,491	139,315
Canadian Natural Resources, Ltd. (CAD denominated)	4,771,500	126,954
EOG Resources, Inc.	1,710,000	126,916
Noble Energy, Inc.	3,010,400	67,614
Pioneer Natural Resources Co.	500,000	62,885
Equitrans Midstream Corp.	3,242,500	47,178
Viper Energy Partners LP	1,429,289	39,548
Schlumberger Ltd.	1,003,500	34,290
Cenovus Energy Inc. (CAD denominated)	2,492,500	23,385
		4,760,176
Materials 4.39%
DuPont de Nemours Inc.	8,884,783	633,574
BHP Group PLC	18,000,000	383,413
Corteva, Inc.	13,690,462	383,333
LyondellBasell Industries NV	4,121,600	368,760
Linde PLC	1,795,000	347,727
Royal Gold, Inc.	2,284,000	281,412
Dow Inc.	5,036,333	239,981
Rio Tinto PLC	4,243,000	219,583
Shin-Etsu Chemical Co., Ltd.	1,883,700	201,393
Barrick Gold Corp.	11,453,232	198,485
LANXESS AG	2,500,000	152,593
Franco-Nevada Corp.	1,540,000	140,324
First Quantum Minerals Ltd.	14,927,800	125,408
Norsk Hydro ASA	34,987,339	123,064
Fundamental Investors — Page 5 of 9

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Sherwin-Williams Co.	213,500	$117,397
Koninklijke DSM NV	975,000	117,322
Packaging Corp. of America	957,699	101,612
Alcoa Corp.[2]	5,000,000	100,350
Akzo Nobel NV	749,000	66,771
Vale SA, ordinary nominative	4,100,000	47,118
Allegheny Technologies Inc.[2]	1,301,700	26,359
		4,375,979
Real estate 1.98%
Simon Property Group, Inc. REIT	6,145,000	956,469
American Tower Corp. REIT	1,303,400	288,221
Equinix, Inc. REIT	466,000	268,789
Crown Castle International Corp. REIT	1,553,845	216,000
AGNC Investment Corp. REIT	10,912,000	175,574
CoreSite Realty Corp. REIT	545,000	66,408
		1,971,461
Utilities 0.56%
DTE Energy Co.	920,000	122,323
Sempra Energy	800,000	118,088
Edison International	1,305,800	98,483
Exelon Corp.	1,925,000	92,997
Enel SpA	10,289,312	76,833
Ørsted AS	489,000	45,445
		554,169
Total common stocks (cost: $64,436,485,000)		94,586,932
Preferred securities 0.21% Energy 0.08%
Petróleo Brasileiro SA (Petrobras), preferred nominative	12,470,000	82,684
Information technology 0.07%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,100,000	69,348
Financials 0.06%
Itaú Unibanco Holding SA, preferred nominative (ADR)	7,815,000	65,724
Total preferred securities (cost: $194,366,000)		217,756
Convertible stocks 0.12% Information technology 0.12%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	115,000	117,919
Total convertible stocks (cost: $117,917,000)		117,919
Fundamental Investors — Page 6 of 9

unaudited
Short-term securities 5.04% Money market investments 5.04%	Shares	Value (000)
Capital Group Central Cash Fund 2.07%[4]	50,268,954	$5,026,393
Total short-term securities (cost: $5,026,652,000)		5,026,393
Total investment securities 100.17% (cost: $69,775,420,000)		99,949,000
Other assets less liabilities (0.17)%		(172,242)
Net assets 100.00%		$99,776,758
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Common stocks 0.23%
Financials 0.23%
CIT Group Inc.	7,752,515	—	2,582,515	5,170,000	$22,208	$29,174	$5,292	$234,253
Energy 0.00%
Concho Resources Inc.[5]	10,228,523	—	7,662,120	2,566,403	(232,946)	83,506	2,725	—
Short-term securities 0.00%
Money market investments 0.00%
Capital Group Central Cash Fund 2.07%[4,5]	—	110,344,615	60,075,661	50,268,954	129	(259)	58,956	—
Total 0.23%					$(210,609)	$112,421	$66,973	$234,253
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,513,034,000, which represented 1.52% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Rate represents the seven-day yield at 9/30/2019.
[5]	Unaffiliated issuer at 9/30/2019.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fundamental Investors — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Fundamental Investors — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$20,089,628	$1,513,034	$—	$21,602,662
Financials	12,197,919	—	—	12,197,919
Health care	11,932,157	—	—	11,932,157
Industrials	11,438,645	—	—	11,438,645
Communication services	10,629,909	—	—	10,629,909
Consumer discretionary	8,273,131	—	—	8,273,131
Consumer staples	6,850,724	—	—	6,850,724
Energy	4,760,176	—	—	4,760,176
Materials	4,375,979	—	—	4,375,979
Real estate	1,971,461	—	—	1,971,461
Utilities	554,169	—	—	554,169
Preferred securities	217,756	—	—	217,756
Convertible stocks	117,919	—	—	117,919
Short-term securities	5,026,393	—	—	5,026,393
Total	$98,435,966	$1,513,034	$—	$99,949,000
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-010-1119O-S73115	Fundamental Investors — Page 9 of 9